Document and Entity Information	12 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	WADDELL & REED ADVISORS FUNDS
Central Index Key	0001072962
Amendment Flag	false
Document Creation Date	Oct. 26, 2012
Document Effective Date	Oct. 31, 2012
Prospectus Date	Oct. 31, 2012